ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Disclosure of expected impact of initial application of new standards or interpretations [Text Block]
The application of IFRS has had the following initial impacts as of January 1, 2018, in
Arauco
’s Consolidated Financial Statements:

Hedging assets net
ThU.S.$
Closing balance at December 31, 2017 - calculated under IAS 39	52,057
Amounts restated through reserves	(2,627)
Opening balance at January 1, 2018 - under IFRS 9	49,430

Loss allowance for trade receivables
ThU.S.$
Closing loss allowance at December 31, 2017 - calculated under IAS 39	(17,785)
Amounts restated through retained earnings	(2,875)
Closing loss allowance at January 1, 2018 - under IFRS 9	(20,660)

IFRS 9 adjustments net of deferred taxes
ThU.S.$
Amounts restated through reserves	(2,627)
Amounts restated through retained earnings	(2,875)
Deferred taxes	1,627
Increase (decrease) due to changes to accounting policies	(3,875)

IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Schedule of lease assets and liabilities disclosed in consolidated financial statements [Text Block]
January 1, 2019 ThU.S.$
Right of use assets	252,085
Advances granted	(4,308)
Sublease	1,540
Lease liabilities	249,317